OMB Number: 3235-0578

Expires: January 31, 2016

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10527

A&Q Equity Opportunity Fund LLC
(Exact name of registrant as specified in charter)

677 Washington Boulevard
Stamford, Connecticut 06901
(Address of principal executive offices) (Zip code)

Michael Kim
UBS Hedge Fund Solutions LLC
677 Washington Boulevard
Stamford, CT 06901
(Name and address of agent for service)

Registrant’s telephone number, including area code: 203-719-1428

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

A&Q Equity Opportunity Fund LLC

Schedule of Portfolio Investments

(Unaudited)

September 30, 2015

Investment Fund	Geographic Focus	Cost	Fair Value Total	Fair Value Level 1	Fair Value Level 2	Fair Value Level 3	% of Members’ Capital	Initial Acquisition Date	Redemption Frequency (a)	First Available Redemption Date		Dollar Amount of Fair Value for First Available Redemption
Equity Hedged

Atlas Institutional Fund, L.L.C.	US/Canada	$4,133,413	$5,293,061	$—	$5,293,061	$—	9.71%	5/1/2011	Quarterly	9/30/2015		$4,249,567
Cadian Fund, L.P.	US/Canada	1,200,875	1,496,108	—	—	1,496,108	2.74	1/1/2011	Semi-Annual	12/31/2015	(b)	$748,054
Glenview Institutional Partners, L.P.	US/Canada	3,000,000	2,613,703	—	2,613,703	—	4.79	1/1/2015	Quarterly	12/31/2015		$2,613,703
Hayman Credes Fund, L.P.	US/Canada	750,000	761,515	—	—	761,515	1.40	2/1/2015	Quarterly	3/31/2016		$761,515
Ivory Optimal Fund L.P.	US/Canada	5,500,000	5,128,226	—	5,128,226	—	9.40	5/1/2015	Monthly	9/30/2015		$5,128,226
Naya Fund L.P.	Global	3,000,000	3,163,002	—	3,163,002	—	5.80	11/1/2013	Quarterly	9/30/2015		$3,163,002
Pennant Windward Fund, L.P.	US/Canada	3,368,109	4,408,879	—	4,408,879	—	8.08	1/1/2011	Quarterly	9/30/2015		$4,408,879
Perceptive Life Sciences Qualified Fund, L.P.	US/Canada	1,000,000	983,077	—	983,077	—	1.80	6/1/2015	Quarterly	9/30/2015		$983,077
Sachem Head, L.P.	US/Canada	3,000,000	3,417,560	—	—	3,417,560	6.27	11/1/2014	Quarterly	9/30/2015	(b)	$854,390
Shellback Fund, L.P.	US/Canada	5,000,000	5,498,256	—	5,498,256	—	10.08	5/1/2014	Quarterly	9/30/2015		$5,498,256
Soroban Fund, L.L.C.	US/Canada	3,662,095	7,277,920	—	—	7,277,920	13.35	4/1/2011	Quarterly	9/30/2015	(b)	$1,819,480
Visium Balanced Fund, L.P.	US/Canada	3,719,902	5,361,014	—	5,361,014	—	9.83	6/1/2011	Quarterly	9/30/2015		$5,361,014

Equity Hedged Subtotal		37,334,394	45,402,321	—	32,449,218	12,953,103	83.25

Other

Spindrift Partners, L.P.	Global	523,033	434,531	—	—	434,531	0.80	7/1/2005	N/A	N/A	(c)	N/A
Valinor Capital Partners, L.P.	US/Canada	17,227	134,246	—	—	134,246	0.24	7/1/2007	N/A	N/A	(c)	N/A

Other Subtotal		540,260	568,777	—	—	568,777	1.04

Total		$37,874,654	$45,971,098	$—	$32,449,218	$13,521,880	84.29%

(a)	Available frequency of redemptions after the initial lock-up period, if any. Different tranches may have varying liquidity terms.
(b)	The Investment Fund is subject to an investor level gate of 25%.
(c)	All of the Fund’s interests in the Investment Fund are held in side pockets which have restricted liquidity.

Complete information about the Investment Funds’ underlying investments is not readily available.

The Fund’s valuation procedures require evaluation of all relevant factors available at the time the Fund values its portfolio. These relevant factors include the individual Investment Funds’ compliance with fair value measurements, price transparency and valuation procedures in place, and subscription and redemption activity.

The Fund’s investments are categorized in three levels as disclosed below. Level 1 discloses the amount of investments where the values of those investments are based upon quoted prices in active markets for identical investments. Level 2 discloses the amount of investments where the Fund has the ability to redeem in full within one quarter from the measurement date at the Investment Fund’s net asset value. Level 3 discloses the amount of investments where the Fund does not have the ability to redeem in full within one quarter from the measurement date at the Investment Fund’s net asset value. The Fund does not bifurcate an investment between Level 2 and Level 3 when there is an investor level gate; therefore if a portion of the investment is determined to be Level 3, the entire holding is classified as a Level 3 investment. Included in Level 3 as of September 30, 2015 is $3,421,924 which relates to the value of a portion of several investments that can be partially redeemed within one quarter from the measurement date. Further liquidity information is contained in the Schedule of Portfolio Investments. There were no transfers between Level 1 and Level 2 during the period ended September 30, 2015.

A&Q Equity Opportunity Fund LLC

Schedule of Portfolio Investments (continued)

(Unaudited)

September 30, 2015

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Description	Balance as of December 31, 2014	Realized gain / (loss)	Change in unrealized appreciation / depreciation	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3*	Balance as of September 30, 2015

Equity Hedged	$24,166,209	$4,088,571	$(4,262,934)	$3,750,000	$(11,131,546)	$–	$(3,657,197)	$12,953,103
Other	877,440	11,206	(269,558)	–	(50,311)	–	–	568,777

Total	$25,043,649	$4,099,777	$(4,532,492)	$3,750,000	$(11,181,857)	$–	$(3,657,197)	$13,521,880

Net change in unrealized appreciation/depreciation on Level 3 assets still held as of September 30, 2015 is $(1,342,679).

*

The transfer out of Level 3 investments in the amount of $3,657,197 is due to the expiration of a lock on the ability to redeem the investments within 90 days without incurring an early redemption penalty.

A&Q Equity Opportunity Fund LLC

Schedule of Portfolio Investments (continued)

(Unaudited)

September 30, 2015

Portfolio Valuation

Net asset value of the Fund is determined by the Fund’s administrator, under the oversight of the Adviser, as of the close of business at the end of any fiscal period in accordance with the valuation principles or as may be determined from time to time pursuant to policies established by the Board of Directors.

The Investment Funds in the equity hedged strategy generally utilize fundamental analysis to invest in publicly traded equities investing in both long and short positions seeking to capture perceived security mispricing. Portfolio construction is driven primarily by bottom-up fundamental research; top-down analysis may also be applied. As of September 30, 2015, the Investment Funds in the equity hedged strategy had $12,953,103 subject to investor level gates and lock ups. The Investment Funds in the equity hedged strategy have restrictions on liquidity in their offering documents as described in the table below:

Strategy	Range of redemption notice period *	Percentage with investor level gates **
Equity Hedged	30 – 65 days	27%
*	These Investment Funds are available to be redeemed in accordance with their offering documents, as of the measurement date, subject to the notice period.
**	These Investment Funds limit investors’ ability to redeem their full holdings at any redemption date typically requiring 4 redemption periods.

The other category contains investment approaches that are outside of the mainstream hedge fund strategies (credit/income, equity hedged, relative value and trading). The category includes other strategies, such as certain private equity and real estate dealings, as well as niche investment approaches including asset-backed lending, insurance-linked securities, direct private lending, factoring, infrastructure investing, viatical/structured settlements, natural resources and weather derivatives. As of September 30, 2015, no Investment Funds in the other strategy were subject to investor level gates or lock ups. The Investment Funds in the other strategy have restrictions on liquidity in their offering documents as described in the table below:

Strategy	Range of redemption notice period	Percentage with investor level gates	Percentage with side pockets *
Other	N/A	N/A	100%
*	Redemption notice periods are no longer effective and the liquidation of assets is uncertain.

A&Q Equity Opportunity Fund LLC

Schedule of Portfolio Investments (continued)

(Unaudited)

September 30, 2015

Investment Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering documents. The Fund had no unfunded capital commitments as of September 30, 2015.

The Fund recognizes transfers into and out of the levels indicated above and transfers between an Investment Fund’s liquid holdings and side pocket holdings at the end of the reporting period. Please refer to the June 30, 2015 financial statements for full disclosure on the Fund’s portfolio valuation methodology.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) A&Q Equity Opportunity Fund LLC

By (Signature and Title)*         /s/ William Ferri

                                                  William Ferri, Principal Executive Officer

Date 11-25-2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ William Ferri

                                                  William Ferri, Principal Executive Officer

Date 11-25-2015

By (Signature and Title)*         /s/ Dylan Germishuys

                                                   Dylan Germishuys, Principal Accounting Officer

Date 11-25-2015

*	Print the name and title of each signing officer under his or her signature.